Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Summary of Accompanying Consolidated Balance Sheets of Vessels, Net
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel cost	Accumulated depreciation	Net book value
Balance, July 25, 2022	—	—	—
Additions	39,394,125	—	39,394,125
Depreciation for the period	—	(557,974)	(557,974)

Balance, December 31, 2022	39,394,125	(557,974)	38,836,151

Acquisitions and improvements	40,430,000	—	40,430,000

Depreciation for the y ear	—	(4,104,720)	(4,104,720)

Balance, December 31, 2023	79,824,125	(4,662,694)	75,161,431